RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Related Party Transaction [Line Items]
Provision of consultation service	$ (17)	¥ 113
Loans to (repayment of loans from)				¥ 6,590
Interest expense	$ (1,035)	¥ (6,705)
Finance lease income	$ 40	¥ 252	¥ 1,194	¥ 2,083
Shaanxi Juntai [Member]
Related Party Transaction [Line Items]
Provision of medical services			¥ 984	¥ 1,052
Beijing Allcure Medical Technology Limited (JWYK) [Member]
Related Party Transaction [Line Items]
Provision of consultation service	$ 17	¥ 113
New Chang'an [Member]
Related Party Transaction [Line Items]
Loans to (repayment of loans from)				¥ (6,590)
Interest income			¥ 6,755	¥ 7,839
JYADK [Member]
Related Party Transaction [Line Items]
Loans to (repayment of loans from)	$ 490	¥ 3,173
Interest income	$ 23	¥ 148
Purchase of medical supplies			¥ 484	¥ 805
Gopher [Member]
Related Party Transaction [Line Items]
Loan from	$ 25,000	¥ 161,945
Interest expense	(1,035)	(6,705)
Nai'ensi [Member]
Related Party Transaction [Line Items]
Finance lease income	$ 40	¥ 252	¥ 1,194	¥ 2,083